Income taxes - Summary of Net Income From Continuing Operations Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended				12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jun. 27, 2020	Jul. 03, 2021	Jul. 03, 2021	Jun. 27, 2020	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxable subsidiaries:
Income from continuing operations before income taxes	$ (9,066)	$ (6,090)	$ (6,090)	$ 15,389	$ 15,389	$ 4,435	$ 4,435
Bio Ventus LLC [Member]
Taxable subsidiaries:
Domestic								$ 306	$ 2,679	$ 2,925
Foreign								387	2,967	(1,393)
Income From Continuing Operations Before Income Taxes Domestic And Foreign								693	5,646	1,532
Other domestic subsidiaries								15,221	4,043	4,575
Income from continuing operations before income taxes								$ 15,914	$ 9,689	$ 6,107